PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of carrying value of property, plant and equipment

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2019
Cost
Balance at beginning of the year		99,994.6	72,811.2	25,095.3	2,088.1
Additions		7,803.0	7,790.9	0.4	11.7
Change in estimates of rehabilitation assets		101.0	(99.4)	200.4	-
Disposals		(281.8)	(281.2)	(0.6)	-
Derecognition of property, plant and equipment		(2,409.9)	(695.0)	(1,714.9)	-
Transfers between classes of property, plant and equipment		-	(94.9)	94.9	-
Transfers to right-of-use assets		(18.8)	(18.8)	-	-
Assets acquired on acquisition of subsidiaries	14.1	3,158.6	3,152.1	6.5	-
Assets derecognised on loss of control of subsidiary		(62.7)	-	-	(62.7)
Foreign currency translation		(998.9)	(518.3)	(472.5)	(8.1)
Balance at end of the year		107,285.1	82,046.6	23,209.5	2,029.0
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		45,436.4	38,576.2	5,276.4	1,583.8
Amortisation and depreciation	4	7,102.4	6,275.2	788.2	39.0
Impairment	8	5.1	-	-	5.1
Disposals		(257.4)	(257.4)	-	-
Derecognition of property, plant and equipment		(2,409.9)	(695.0)	(1,714.9)	-
Transfers to right-of-use assets		(15.5)	(15.5)	-	-
Depreciation capitalised to inventory		111.4	111.4	-	-
Foreign currency translation		(167.6)	(117.4)	(47.1)	(3.1)
Balance at end of the year		49,804.9	43,877.5	4,302.6	1,624.8
Carrying value at end of the year		57,480.2	38,169.1	18,906.9	404.2

[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions includes non-cash additions (or amortisation and depreciation capitalised) of R85.5 million

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2018
Cost
Balance at beginning of the year		101,720.7	76,529.2	21,807.9	3,383.6
Additions[1]		7,107.5	7,034.6	(0.5)	73.4
Change in estimates of rehabilitation assets	28	618.8	-	618.8	-
Disposals		(171.2)	(168.1)	(3.1)	-
Derecognition of property, plant and equipment[2]		(14,416.4)	(14,287.7)	(128.7)	-
Transfers between classes of property, plant and equipment		-	192.8	134.5	(327.3)
Assets acquired on acquisition of subsidiaries	14.4	1,443.2	1,325.0	50.0	68.2
Assets derecognised on loss of control of subsidiary		(1,322.3)	(12.5)	-	(1,309.8)
Foreign currency translation		5,014.3	2,197.9	2,616.4	200.0
Balance at end of the year		99,994.6	72,811.2	25,095.3	2,088.1
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		50,276.1	44,308.9	4,471.0	1,496.2
Amortisation and depreciation	4	6,640.6	5,900.8	739.8	-
Impairment	8	2,603.3	2,461.5	70.8	71.0
Disposals		(77.2)	(75.9)	(1.3)	-
Derecognition of property, plant and equipment[2]		(14,416.4)	(14,287.7)	(128.7)	-
Assets derecognised on loss of control of subsidiary		(10.9)	(10.9)	-	-
Foreign currency translation		420.9	279.5	124.8	16.6
Balance at end of the year		45,436.4	38,576.2	5,276.4	1,583.8
Carrying value at end of the year		54,558.2	34,235.0	19,818.9	504.3

[1] During the year, amortisation and depreciation on assets used in the development of the Burnstone project was capitalised. As a result, additions includes non-cash additions (or amortisation and depreciation capitalised) of R26.8 million

[2] During the year, short-term ore reserve development, which was capitalised up to 31 December 2016 and fully depreciated by 2018, was derecognised as no future economic benefits are expected from its use

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2017
Cost
Balance at beginning of the year		67,689.8	59,904.4	5,714.4	2,071.0
Additions[1]		6,140.6	5,979.1	95.3	66.2
Change in estimates of rehabilitation assets	28	(187.8)	-	(187.8)	-
Disposals		(142.3)	(134.1)	(7.9)	(0.3)
Assets acquired on acquisition of subsidiaries	14.5	29,948.6	11,513.6	17,115.2	1,319.8
Foreign currency translation		(1,728.2)	(733.8)	(921.3)	(73.1)
Balance at end of the year		101,720.7	76,529.2	21,807.9	3,383.6
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		40,449.1	38,341.9	2,107.2	-
Amortisation and depreciation	4	5,741.6	5,067.6	674.0	-
Impairment	8	4,303.4	1,504.6	1,300.3	1,498.5
Disposals		(111.7)	(534.2)	422.5	-
Foreign currency translation		(106.3)	(71.0)	(33.0)	(2.3)
Balance at end of the year		50,276.1	44,308.9	4,471.0	1,496.2
Carrying value at end of the year		51,444.6	32,220.3	17,336.9	1,887.4

[1] During the year, amortisation and depreciation on assets used in the development of the Burnstone project was capitalised. As a result, additions includes non-cash additions (or amortisation and depreciation capitalised) of R41.8 million.